Transamerica ClearTrack® 2040

SCHEDULE OF INVESTMENTS

At July 31, 2023

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 51.4%
International Equity Funds - 20.3%
iShares Core MSCI EAFE ETF	98,754	$ 6,868,341
iShares Core MSCI Emerging Markets ETF	33,086	1,728,082
iShares Global REIT ETF	86,730	2,058,970

		10,655,393

U.S. Equity Fund - 24.2%
iShares Core S&P 500 ETF	27,598	12,700,048

U.S. Fixed Income Funds - 6.9%
iShares 0-5 Year TIPS Bond ETF	18,691	1,822,933
iShares Core U.S. Aggregate Bond ETF	18,530	1,810,010

		3,632,943

Total Exchange-Traded Funds (Cost $28,646,684)		26,988,384

INVESTMENT COMPANIES - 48.1%
International Equity Funds - 10.8%
Transamerica Emerging Markets Opportunities (A)	147,476	1,182,761
Transamerica International Focus (A)	263,047	2,235,901
Transamerica International Stock (A)	204,432	2,236,488

		5,655,150

International Fixed Income Fund - 2.0%
Transamerica Emerging Markets Debt (A)	115,404	1,054,789

U.S. Equity Funds - 26.5%
Transamerica Capital Growth (A)	226,487	1,721,298
Transamerica Large Cap Value (A)	320,585	4,247,749
Transamerica Mid Cap Growth (A)	179,754	1,549,477
Transamerica Mid Cap Value Opportunities (A)	124,120	1,405,039

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Equity Funds (continued)
Transamerica Small Cap Growth (A)	175,925	$ 1,201,568
Transamerica Small Cap Value (A)	192,670	1,123,264
Transamerica US Growth (A)	102,092	2,680,937

		13,929,332

U.S. Fixed Income Funds - 8.8%
Transamerica Bond (A)	419,688	3,357,507
Transamerica High Yield Bond (A)	163,972	1,298,661

		4,656,168

Total Investment Companies (Cost $28,328,054)		25,295,439

	Principal	Value
REPURCHASE AGREEMENT - 0.9%
Fixed Income Clearing Corp., 2.50% (B), dated 07/31/2023, to be repurchased at $463,786 on 08/01/2023. Collateralized by a U.S. Government Obligation, 4.50%, due 07/15/2026, and with a value of $473,129.	$ 463,754	463,754

Total Repurchase Agreement (Cost $463,754)		463,754

Total Investments (Cost $57,438,492)		52,747,577
Net Other Assets (Liabilities) - (0.4)%		(186,183)

Net Assets - 100.0%		$ 52,561,394

INVESTMENT VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$26,988,384	$—	$—	$26,988,384
Investment Companies	25,295,439	—	—	25,295,439
Repurchase Agreement	—	463,754	—	463,754

Total Investments	$52,283,823	$463,754	$—	$52,747,577

Transamerica Funds	Page 1

Transamerica ClearTrack® 2040

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2023

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Affiliated investment in the Class R6 shares of Transamerica Funds. The Fund’s transactions and earnings are as follows:

Affiliated Investments	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value July 31, 2023	Shares as of July 31, 2023	Dividend Income	Net Capital Gain Distributions
Transamerica Bond	$2,625,617	$797,119	$(135,380)	$(23,869)	$94,020	$3,357,507	419,688	$89,119	$—
Transamerica Capital Growth	—	1,491,002	(174,999)	22,533	382,762	1,721,298	226,487	—	—
Transamerica Emerging Markets Debt	930,021	62,156	(70,000)	(14,446)	147,058	1,054,789	115,404	38,155	—
Transamerica Emerging Markets Opportunities	901,227	89,801	—	—	191,733	1,182,761	147,476	28,801	—
Transamerica High Yield Bond	1,185,042	128,777	(40,192)	(6,747)	31,781	1,298,661	163,972	52,777	—
Transamerica International Focus	2,030,834	40,674	(247,000)	(61,051)	472,444	2,235,901	263,047	40,674	—
Transamerica International Stock	2,085,135	59,344	(393,000)	(60,914)	545,923	2,236,488	204,432	59,344	—
Transamerica Large Cap Value	4,027,123	258,847	(165,000)	(21,798)	148,577	4,247,749	320,585	42,715	216,132
Transamerica Large Growth	3,211,493	294,220	(3,459,282)	(3,009,368)	2,962,937	—	—	—	44,220
Transamerica Mid Cap Growth	1,161,080	104,000	—	—	284,397	1,549,477	179,754	—	—
Transamerica Mid Cap Value Opportunities	1,565,616	99,629	(281,250)	(106,098)	127,142	1,405,039	124,120	17,363	82,266
Transamerica Small Cap Growth	976,305	123,779	(10,000)	(4,550)	116,034	1,201,568	175,925	—	37,779
Transamerica Small Cap Value	1,222,877	210,208	(157,000)	(203,257)	50,436	1,123,264	192,670	27,266	182,942
Transamerica US Growth	—	2,484,989	(380,000)	44,048	531,900	2,680,937	102,092	—	—

Total	$21,922,370	$6,244,545	$(5,513,103)	$(3,445,517)	$6,087,144	$25,295,439	2,635,652	$396,214	$563,339

(B)	Rate disclosed reflects the yield at July 31, 2023.
(C)	There were no transfers in or out of Level 3 during the period ended July 31, 2023. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

REIT	Real Estate Investment Trust

Transamerica Funds	Page 2

Transamerica ClearTrack® 2040

NOTES TO SCHEDULE OF INVESTMENTS

At July 31, 2023

(unaudited)

INVESTMENT VALUATION

Transamerica ClearTrack® 2040 (the “Fund”) is a series of the Transamerica Funds.

Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund’s valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund’s Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Fund’s investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at July 31, 2023, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Exchange-traded funds (“ETF”): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.

Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Funds	Page 3